Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 07, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Virtus Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Balanced Fund
Supplement [Text Block]	vet_SupplementTextBlock

Virtus Balanced Fund

each a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated July 29, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Equity Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to the above-named funds. Also effective September 7, 2016, Euclid Advisors LLC (“Euclid”), a current subadviser to the funds, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the funds’ prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps will continue to be the portfolio manager for the funds. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser to each of the funds, will continue to manage the fixed income portfolios for the funds. Each of Duff & Phelps and Kayne Anderson Rudnick will serve under an interim subadvisory agreement until such time as the funds’ standard subadvisory agreement is implemented, not to exceed 150 days.

Additionally, effective October 11, 2016, Virtus Balanced Fund’s name will be changed to Virtus Strategic Allocation Fund. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Strategic Allocation Fund.

Additional disclosure changes resulting from the subadviser changes are described below and are also effective September 7, 2016.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The first paragraph under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the fund’s U.S equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund's non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Virtus Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHBLX
Virtus Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCBX
Virtus Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBCX